Payments, Details - 12 months ended Dec. 31, 2025 - CAD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project
Fortuna Mining Corp. | #: 1
	$ 18,686,251	Taxes	PERU		Federal Government of Peru, National Superintendency of Tax Administration	Caylloma
Fortuna Mining Corp. | #: 2
	262,900	Royalties	PERU		Federal Government of Peru, National Superintendency of Tax Administration	Caylloma
Fortuna Mining Corp. | #: 3
	119,049	Taxes	PERU		Federal Government of Peru, Agency for Environmental Assessment and Enforcement	Caylloma
Fortuna Mining Corp. | #: 4
	204,083	Taxes	PERU		Federal Government of Peru, Supervisory Agency for Investment in Energy and Mining	Caylloma
Fortuna Mining Corp. | #: 5
	270,443	Fees	PERU		Federal Government of Peru, Geological, Mining and Metallurgical Institute	Caylloma
Fortuna Mining Corp. | #: 6
	232,706	Fees	PERU		Federal Government of Peru, National Water Authority	Caylloma
Goldrock Mines Corp. | #: 1
	362,624	Fees	ARGENTINA		National Government of Argentina, Ministry of Environment and Sustainable Development	Lindero
Goldrock Mines Corp. | #: 2
	400,864	Fees	ARGENTINA	snj:AR-A	Municipality of Tolar Grande	Lindero
Goldrock Mines Corp. | #: 3
	2,607,341	Taxes	ARGENTINA		National Government of Argentina, Revenue and Customs Control Agency, Wealth Tax	Lindero
Goldrock Mines Corp. | #: 4
	10,362,436	Royalties	ARGENTINA	snj:AR-A	Provincial Government of Salta, General Treasury, Royalties	Lindero
Fortuna Silver Holdings (Mexico) Inc. | #: 1
	725,733	Royalties	MEXICO		National Government of Mexico, Ministry of Economy	San Jose Mine
Roxgold Inc. | #: 1
	89,756,094	Taxes	CTE D'IVOIRE		Government of Cote d'Ivoire, Tax Authority	Seguela Mine
Roxgold Inc. | #: 2
	52,839,512	Royalties	CTE D'IVOIRE		Government of Cote d'Ivoire, Tax Authority	Seguela Mine
Roxgold Inc. | #: 3
	336,298	Fees	CTE D'IVOIRE		Government of Cote d'Ivoire, Tax Authority	Seguela Mine
Roxgold Inc. | #: 4
	15,238,933	Dividends	CTE D'IVOIRE		Government of Cote d'Ivoire, Tax Authority	Seguela Mine
Roxgold Inc. | #: 5
	862,486	Infrastructure	CTE D'IVOIRE	snj:CI-WR	Municipality of Seguela	Seguela Mine
Roxgold Inc. | #: 6
	31,528,031	Taxes	BURKINA FASO		Government of Burkina Faso, Tax Authority	Yaramoko Mine
Roxgold Inc. | #: 7
	17,786,403	Royalties	BURKINA FASO		Government of Burkina Faso, Tax Authority	Yaramoko Mine
Roxgold Inc. | #: 8
	50,479	Fees	BURKINA FASO		Government of Burkina Faso, Tax Authority	Yaramoko Mine
Roxgold Inc. | #: 9
	$ 15,457,129	Dividends	BURKINA FASO		Government of Burkina Faso, Tax Authority	Yaramoko Mine